Financial instruments (Details 4) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial instruments [Line Items]
Assets before allowances	$ 469,598,000	$ 392,217,000
Allowance for doubtful trade receivables	(20,811,000)	(21,616,000)	$ 19,731,000	$ 18,980
Assets for trade receivables, net	448,787,000	370,601,000
Receivables related to credit operations, current [Member]
Financial instruments [Line Items]
Assets before allowances	427,400,000	361,656,000
Allowance for doubtful trade receivables	(15,079,000)	(16,817,000)
Assets for trade receivables, net	412,321,000	344,839,000
Trade receivables, current [Member]
Financial instruments [Line Items]
Assets before allowances	427,400,000	361,656,000
Allowance for doubtful trade receivables	(15,079,000)	(16,817,000)
Assets for trade receivables, net	412,321,000	344,839,000
Prepayments, current [Member]
Financial instruments [Line Items]
Assets before allowances	16,877,000	9,421,000
Allowance for doubtful trade receivables	(700,000)	(2,800,000)
Assets for trade receivables, net	16,177,000	6,621,000
Other receivables, current [Member]
Financial instruments [Line Items]
Assets before allowances	23,409,000	19,300,000
Allowance for doubtful trade receivables	(5,032,000)	(1,999,000)
Assets for trade receivables, net	18,377,000	17,301,000
Current trade and other receivables [Member]
Financial instruments [Line Items]
Assets before allowances	40,286,000	28,721,000
Allowance for doubtful trade receivables	(5,732,000)	(4,799,000)
Assets for trade receivables, net	34,554,000	23,922,000
Other receivables, non-current [Member]
Financial instruments [Line Items]
Assets before allowances	1,912,000	1,840,000
Allowance for doubtful trade receivables	0	0
Assets for trade receivables, net	1,912,000	1,840,000
Non-current receivables [Member]
Financial instruments [Line Items]
Assets before allowances	1,912,000	1,840,000
Allowance for doubtful trade receivables	0	0
Assets for trade receivables, net	$ 1,912,000	$ 1,840,000